Inventory - Schedule of Inventories at Fair Value Less Cost to Sell (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Inventories [Abstract]
Cryptocurrencies	$ 6.9	$ 121.0
Carbon emission certificates and credits	6.5	23.5
Recyclable scrap metals	22.4	18.9
Total inventories at fair value less cost to sell	$ 35.8	$ 163.4	[1]	$ 35.8

[1]	Prior period comparatives have been restated. Refer to note 3(b) and 36 for further information